Schedule of Operating Lease Right of Use Asset (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance as of December 31, 2022	$ 470,708	$ 446,957
Less: Accumulated amortization	(23,818)	(34,970)	$ (23,818)
Foreign exchange translation gain	67	(17,256)
Addition		20,055
Remeasurement		(6,087)
Balance as of December 31, 2022	$ 446,957	$ 408,699	$ 446,957